Taxes on Income (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Operating loss carryforward	$ 7,687,141	$ 2,767,407
Temporary differences	275,807	150,883
Total deferred tax assets	7,962,948	2,918,290
Valuation allowance	(7,962,948)	(2,918,290)
Net deferred tax assets